SIGNIFICANT ACCOUNTING POLICIES - Loans in default (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stage One
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	84.95%	82.40%
Stage Two
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	8.39%	9.30%
Stage Two | Threshold
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	40.72%	31.80%
Stage Two | Watch list
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	32.73%	40.70%
Stage Two | Restructured
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	4.31%	2.60%
Stage Two | More Than 30 Days
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	5.66%	5.40%
Stage Two | COVID-19 Measures
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	16.58%	19.60%
Stage Three
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	6.67%	8.30%
Commercial | Stage One
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	84.74%	82.20%
Commercial | Stage Two
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	7.28%	8.10%
Commercial | Stage Two | Threshold
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	37.67%	20.80%
Commercial | Stage Two | Watch list
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	59.77%	73.80%
Commercial | Stage Two | Restructured
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	1.00%	0.80%
Commercial | Stage Two | More Than 30 Days
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	1.14%	1.40%
Commercial | Stage Two | COVID-19 Measures
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	0.42%	3.20%
Commercial | Stage Three
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	7.98%	9.70%
Consumer | Stage One
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	86.36%	82.30%
Consumer | Stage Two
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	8.52%	11.00%
Consumer | Stage Two | Threshold
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	62.19%	52.20%
Consumer | Stage Two | Watch list
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	0.65%	0.10%
Consumer | Stage Two | Restructured
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	7.99%	4.40%
Consumer | Stage Two | More Than 30 Days
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	13.75%	12.00%
Consumer | Stage Two | COVID-19 Measures
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	15.42%	31.40%
Consumer | Stage Three
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	5.12%	6.70%
Mortgages | Stage One
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	83.76%	83.80%
Mortgages | Stage Two
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	12.67%	11.80%
Mortgages | Stage Two | Threshold
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	27.18%	35.80%
Mortgages | Stage Two | Watch list
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	0.50%	0.10%
Mortgages | Stage Two | Restructured
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	8.49%	5.30%
Mortgages | Stage Two | More Than 30 Days
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	8.42%	7.80%
Mortgages | Stage Two | COVID-19 Measures
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	55.41%	51.00%
Mortgages | Stage Three
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	3.58%	4.40%
Banistmo | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Mortgage portfolio, delinquency period	31 days
Banistmo | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Mortgage portfolio, delinquency period	60 days